Investment Objectives and Goals	Jul. 22, 2026
T-REX 2X LONG SIVE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SIVE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HYUNDAI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SAMSUNG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG METAPLANET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG METAPLANET DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NINTENDO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NINTENDO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SOFTBANK DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.